Inventory, Net	12 Months Ended
Dec. 31, 2017
Inventory, Net [Abstract]
INVENTORY, NET

NOTE 4 – INVENTORY, NET

Inventories consisted of the following:

	As of	As of
	December 31, 2017	December 31, 2016
Raw materials	$4,958,383	$3,428,542
Work-in-progress	1,677,565	1,226,539
Finished goods	14,292,388	12,199,651
Inventory valuation allowance	(153,301)	(123,028)
Total inventory	$20,775,035	$16,731,704